Taxation - Deferred Tax Assets and Liabilities (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets,
Tax loss carryforwards	¥ 210,217	¥ 175,198
Accruals and other liabilities	1,234	6,414
Advertising expenses carryforwards	54,477	83,290
Share based compensation	3,461	2,856
Intra-company intangible assets transfer	10,741	11,946
Defined benefits liabilities	239	584
Intangible assets impairment	4,173
Total deferred tax assets	284,542	280,288
Less: Deferred tax liabilities - deferred sales commissions	(3,147)	(49,968)
Less: Valuation allowance	(224,527)	(220,052)	¥ (275,633)
Total deferred tax assets, net	56,868	¥ 10,268
Tax loss carryforwards
Tax loss carryforwards will expire in 2022	6,742
Tax loss carryforwards will expire in 2023	220,631
Tax loss carryforwards will expire in 2024	44,279
Tax loss carryforwards will expire in 2025	89,803
Tax loss carryforwards will expire in 2026	¥ 196,524